Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 552,938	$ 1,500,148
Accounts receivable, net		1,695,113	2,131,371
Deposits, prepayments and other receivables, net		4,463,689	6,358,344
Inventories		4,843
Total current assets		6,716,583	9,991,662
Non-current assets
Plant and equipment, net		16,325	19,609
Intangible assets, net		27,152	37,333
Right-of-use assets, operating leases		288,374	34,143
Long-term investments, net		99,902
Total current assets		431,753	91,085
TOTAL ASSETS		7,148,336	10,082,747
Current liabilities
Bank loans - current		1,561,389	1,587,680
Other borrowings - current		960,599	432,241
Accounts payable		1,463,457	1,837,795
Receipt in advance		156,786	139,341
Lease liabilities		54,338	34,143
Accruals and other payables		270,114	264,532
Total current liabilities		5,901,773	5,681,608
Non-current liabilities
Other borrowings – non-current			208,116
Lease liabilities – non-current		234,036
Total non-current liabilities		234,036	208,116
TOTAL LIABILITIES		6,135,809	5,889,724
Commitments and contingencies
SHAREHOLDERS’ EQUITY**
Additional paid-in capital	[1]	17,390,080	17,075,568
Accumulated other comprehensive income	[1]	121,377	277,912
Accumulated deficit	[1]	(24,546,625)	(21,208,152)
Total shareholders’ equity	[1]	1,012,527	4,193,023
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		7,148,336	10,082,747
Common Class A [Member]
SHAREHOLDERS’ EQUITY**
Ordinary shares, value	[1]	8,047,695	8,047,695
Common Class B [Member]
SHAREHOLDERS’ EQUITY**
Ordinary shares, value	[1]
Related Party [Member]
Current assets
Due from related parties			1,799
Current liabilities
Due to related parties		314,558	90,589
Loan – related parties		$ 1,120,532	$ 1,295,287

[1]	The unaudited condensed consolidated financial statements give retroactive to the June 18, 2024 one-for-seven reverse share split.